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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]: Amendment Number: ____________
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altus Capital Inc.
Address:  6120 Parkland Blvd. Suite 303
          Mayfield Heights, OH 44124

Form 13F File Number: 28-14588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Burns
Title:    President
Phone:    440.995.1330

Signature, Place, and Date of Signing:

    /s/ John Burns             Mayfield Heights OH          July 26, 2012
--------------------------   ------------------------   ---------------------
     (Signature)                  (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
Form 13F Table Information Table Entry Total:          24
Form 13F Information Table Value Total:            82,055
List of Other Included Managers:                        0

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altisource Portfolio Solutions com              L0175J104    19399   264900 SH       Sole                   264900
Cameco Corporation             com              13321L108      505    23000 SH       Sole                    23000
Direxion Daily RE              com              25459Y660     1113    47500 SH       Sole                    47500
Emerging Markets Bear 3X       com              25459w482      235    16000 SH       Sole                    16000
Financial Bear 3X              com              25459w144     3160   139500 SH       Sole                   139500
Freeport McMoran Copper & Gold com              35671D857     1601    47000 SH       Sole                    47000
Gold Fields Ltd                com              38059T106      410    32000 SH       Sole                    32000
Home Loan Servicing Solutions  com              G6648D109     4041   301600 SH       Sole                   301600
Kinder Morgan Inc              com              49456B101     3546   110050 SH       Sole                   110050
Kinross Gold Corporation       com              496902404      273    33500 SH       Sole                    33500
Market Vectors ETF TR JR Gold  com              57060U589      812    42250 SH       Sole                    42250
Ocwen Financial Corp.          com              675746309    19672  1047483 SH       Sole                  1047483
Pfizer Inc.                    com              717081103     2538   110331 SH       Sole                   110331
ProShares Ultra DJ-UBS Crude O com              74347w650     1935    70250 SH       Sole                    70250
Progressive Corp.              com              743315103     4486   215339 SH       Sole                   215339
Sprott Physical Gold Trust ETV com              85207H104     2331   169052 SH       Sole                   169052
Sprott Physical Silver Trust E com              85207K107     8381   723759 SH       Sole                   723759
Suncor Energy                  com              867224107     1491    51500 SH       Sole                    51500
Tanzanian Royalty Exploration  com              87600u104      214    51666 SH       Sole                    51666
UltraPro Short S&P 500 ProShar com              74348A632      448     9500 SH       Sole                     9500
Valero Energy Corp             com              91913Y100      241    10000 SH       Sole                    10000
Velocity Shares Daily          com              22542D761     2257   459917 SH       Sole                   459917
Wesco International Inc.       com              95082P105     1726    30000 SH       Sole                    30000
iPath S&P 500 VIX Short-term F com              06740c261     1240    81500 SH       Sole                    81500